Shareholder Report, Holdings (Details)	Feb. 28, 2026
Advent Convertible Bond ETF [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advent Convertible Bond ETF [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advent Convertible Bond ETF [Member] | Barclays Bank PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Advent Convertible Bond ETF [Member] | Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advent Convertible Bond ETF [Member] | Workiva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advent Convertible Bond ETF [Member] | Datadog, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advent Convertible Bond ETF [Member] | Progress Software Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advent Convertible Bond ETF [Member] | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Advent Convertible Bond ETF [Member] | Coinbase Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Advent Convertible Bond ETF [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Advent Convertible Bond ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Advent Convertible Bond ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
Advent Convertible Bond ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Advent Convertible Bond ETF [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advent Convertible Bond ETF [Member] | Cash & Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Advent Convertible Bond ETF [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.76%
MUFG Japan Small Cap Active ETF [Member] | Shizuoka Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
MUFG Japan Small Cap Active ETF [Member] | Kandenko Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
MUFG Japan Small Cap Active ETF [Member] | Tokyo Tatemono Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
MUFG Japan Small Cap Active ETF [Member] | Fuji Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
MUFG Japan Small Cap Active ETF [Member] | Sojitz Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MUFG Japan Small Cap Active ETF [Member] | Saizeriya Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MUFG Japan Small Cap Active ETF [Member] | Penta-Ocean Construction Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MUFG Japan Small Cap Active ETF [Member] | Iyogin Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MUFG Japan Small Cap Active ETF [Member] | Tokyo Ohka Kogyo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MUFG Japan Small Cap Active ETF [Member] | INFRONEER Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MUFG Japan Small Cap Active ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
MUFG Japan Small Cap Active ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
MUFG Japan Small Cap Active ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
MUFG Japan Small Cap Active ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
MUFG Japan Small Cap Active ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
MUFG Japan Small Cap Active ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
MUFG Japan Small Cap Active ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
MUFG Japan Small Cap Active ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
MUFG Japan Small Cap Active ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MUFG Japan Small Cap Active ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
First Eagle Global Equity ETF [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
First Eagle Global Equity ETF [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
First Eagle Global Equity ETF [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
First Eagle Global Equity ETF [Member] | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
First Eagle Global Equity ETF [Member] | Imperial Oil Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
First Eagle Global Equity ETF [Member] | HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
First Eagle Global Equity ETF [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
First Eagle Global Equity ETF [Member] | SLB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
First Eagle Global Equity ETF [Member] | Merck KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
First Eagle Global Equity ETF [Member] | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
First Eagle Global Equity ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
First Eagle Global Equity ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
First Eagle Global Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
First Eagle Global Equity ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
First Eagle Global Equity ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
First Eagle Global Equity ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
First Eagle Global Equity ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
First Eagle Global Equity ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
First Eagle Global Equity ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
First Eagle Global Equity ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
First Eagle Overseas Equity ETF [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
First Eagle Overseas Equity ETF [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
First Eagle Overseas Equity ETF [Member] | Imperial Oil Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
First Eagle Overseas Equity ETF [Member] | Merck KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
First Eagle Overseas Equity ETF [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
First Eagle Overseas Equity ETF [Member] | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Overseas Equity ETF [Member] | Cie Financiere Richemont SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
First Eagle Overseas Equity ETF [Member] | SMC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
First Eagle Overseas Equity ETF [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
First Eagle Overseas Equity ETF [Member] | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
First Eagle Overseas Equity ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
First Eagle Overseas Equity ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
First Eagle Overseas Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
First Eagle Overseas Equity ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
First Eagle Overseas Equity ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
First Eagle Overseas Equity ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
First Eagle Overseas Equity ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
First Eagle Overseas Equity ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
First Eagle Overseas Equity ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
First Eagle Overseas Equity ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Wayfinder Dynamic U.S. Interest Rate ETF [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Wayfinder Dynamic U.S. Interest Rate ETF [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Wayfinder Dynamic U.S. Interest Rate ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Longview Advantage ETF [Member] | Dimensional US Core Equity 2 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Longview Advantage ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Longview Advantage ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Longview Advantage ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Longview Advantage ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Longview Advantage ETF [Member] | Avantis U.S. Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Longview Advantage ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Longview Advantage ETF [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Longview Advantage ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Longview Advantage ETF [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Longview Advantage ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Longview Advantage ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Longview Advantage ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Longview Advantage ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Longview Advantage ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Longview Advantage ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Longview Advantage ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Longview Advantage ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Longview Advantage ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Longview Advantage ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pathfinder Focused Opportunities ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pathfinder Focused Opportunities ETF [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pathfinder Focused Opportunities ETF [Member] | QXO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pathfinder Focused Opportunities ETF [Member] | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pathfinder Focused Opportunities ETF [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Pathfinder Focused Opportunities ETF [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pathfinder Focused Opportunities ETF [Member] | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pathfinder Focused Opportunities ETF [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pathfinder Focused Opportunities ETF [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pathfinder Focused Opportunities ETF [Member] | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pathfinder Focused Opportunities ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Pathfinder Focused Opportunities ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Pathfinder Focused Opportunities ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pathfinder Focused Opportunities ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pathfinder Focused Opportunities ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Pathfinder Focused Opportunities ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Pathfinder Focused Opportunities ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Pathfinder Disciplined US Equity ETF [Member] | HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pathfinder Disciplined US Equity ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Pathfinder Disciplined US Equity ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pathfinder Disciplined US Equity ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pathfinder Disciplined US Equity ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pathfinder Disciplined US Equity ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Pathfinder Disciplined US Equity ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pathfinder Disciplined US Equity ETF [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pathfinder Disciplined US Equity ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pathfinder Disciplined US Equity ETF [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pathfinder Disciplined US Equity ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Pathfinder Disciplined US Equity ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Pathfinder Disciplined US Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Pathfinder Disciplined US Equity ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pathfinder Disciplined US Equity ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pathfinder Disciplined US Equity ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pathfinder Disciplined US Equity ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Pathfinder Disciplined US Equity ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Pathfinder Disciplined US Equity ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Pathfinder Disciplined US Equity ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class [Member] | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Institutional Class [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Institutional Class [Member] | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class [Member] | Japanese Yen/US Dollar Cross Currency Rate (Short) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Institutional Class [Member] | Canadian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class [Member] | Mexican Peso/US Dollar Cross Currency Rate (Short) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class [Member] | US Dollar/Norwegian Krone Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class [Member] | New Zealand Dollar/US Dollar Cross Currency Rate (Short) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Institutional Class [Member] | US Dollar/Swedish Krona Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Institutional Class [Member] | British Pound/US Dollar Cross Currency Rate (Short) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Institutional Class [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	69.00%
Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
Institutional Class [Member] | Acadia Healthcare Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class [Member] | CCO Holdings LLC / CCO Holdings Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class [Member] | American Airlines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class [Member] | OneMain Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | Owens-Brockway Glass Container, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | Nexstar Media, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | Harvest Midstream I LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | PRA Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | AdaptHealth LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Match Group Holdings II LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Class [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Institutional Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | Select Water Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Mirum Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class [Member] | Ligand Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | SSR Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Harrow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Nexstar Media Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Torray Equity Income Fund [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Torray Equity Income Fund [Member] | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Torray Equity Income Fund [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Torray Equity Income Fund [Member] | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Equity Income Fund [Member] | CNA Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Equity Income Fund [Member] | Pfizer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Torray Equity Income Fund [Member] | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Torray Equity Income Fund [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Torray Equity Income Fund [Member] | Hewlett Packard Enterprise Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Torray Equity Income Fund [Member] | Royalty Pharma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Torray Equity Income Fund [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Torray Equity Income Fund [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Torray Equity Income Fund [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Equity Income Fund [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Torray Equity Income Fund [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Torray Equity Income Fund [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Torray Equity Income Fund [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Torray Equity Income Fund [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Torray Equity Income Fund [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Tweedy, Browne Insider + Value ETF [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Tweedy, Browne Insider + Value ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Tweedy, Browne Insider + Value ETF [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Tweedy, Browne Insider + Value ETF [Member] | Hyundai Glovis Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Tweedy, Browne Insider + Value ETF [Member] | Peyto Exploration & Development Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Tweedy, Browne Insider + Value ETF [Member] | Burberry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tweedy, Browne Insider + Value ETF [Member] | KT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tweedy, Browne Insider + Value ETF [Member] | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tweedy, Browne Insider + Value ETF [Member] | HCI Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tweedy, Browne Insider + Value ETF [Member] | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tweedy, Browne Insider + Value ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Tweedy, Browne Insider + Value ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Tweedy, Browne Insider + Value ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Tweedy, Browne Insider + Value ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Tweedy, Browne Insider + Value ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Tweedy, Browne Insider + Value ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Tweedy, Browne Insider + Value ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Tweedy, Browne Insider + Value ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Tweedy, Browne Insider + Value ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Tweedy, Browne Insider + Value ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Tweedy, Browne International Insider + Value ETF [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Tweedy, Browne International Insider + Value ETF [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Tweedy, Browne International Insider + Value ETF [Member] | Hyundai Glovis Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Tweedy, Browne International Insider + Value ETF [Member] | Peyto Exploration & Development Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Tweedy, Browne International Insider + Value ETF [Member] | Burberry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Tweedy, Browne International Insider + Value ETF [Member] | KT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Tweedy, Browne International Insider + Value ETF [Member] | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Tweedy, Browne International Insider + Value ETF [Member] | OSB Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Tweedy, Browne International Insider + Value ETF [Member] | Befesa SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Tweedy, Browne International Insider + Value ETF [Member] | Acciona SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Tweedy, Browne International Insider + Value ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Tweedy, Browne International Insider + Value ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Tweedy, Browne International Insider + Value ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Tweedy, Browne International Insider + Value ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Tweedy, Browne International Insider + Value ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Tweedy, Browne International Insider + Value ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Tweedy, Browne International Insider + Value ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Tweedy, Browne International Insider + Value ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Tweedy, Browne International Insider + Value ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Tweedy, Browne International Insider + Value ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Twin Oak Endure ETF [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
Twin Oak Endure ETF [Member] | Twin Oak Short Horizon Absolute Return ETF [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
Twin Oak Endure ETF [Member] | Snowflake, Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Twin Oak Endure ETF [Member] | US Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Twin Oak Endure ETF [Member] | Citigroup Corp Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Twin Oak Endure ETF [Member] | Software & Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Twin Oak Endure ETF [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Twin Oak Endure ETF [Member] | Media & Entertainment [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Twin Oak Endure ETF [Member] | Technology Hardware & Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Twin Oak Endure ETF [Member] | Financials Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Twin Oak Strategic Solutions ETF [Member] | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Twin Oak Strategic Solutions ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Twin Oak Strategic Solutions ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Twin Oak Strategic Solutions ETF [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Twin Oak Strategic Solutions ETF [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Twin Oak Strategic Solutions ETF [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Twin Oak Strategic Solutions ETF [Member] | Dimensional International Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Twin Oak Strategic Solutions ETF [Member] | Avantis International Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Twin Oak Strategic Solutions ETF [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Twin Oak Strategic Solutions ETF [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Twin Oak Strategic Solutions ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
Twin Oak Strategic Solutions ETF [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
Twin Oak Strategic Solutions ETF [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Twin Oak Strategic Solutions ETF [Member] | Health Care Equipment & Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Twin Oak Strategic Solutions ETF [Member] | Consumer Discretionary Distribution & Retail [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%